Share-based payments - Schedule of Movements in RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
RSUs
Beginning Outstanding (in shares) | shares	3,745,781	6,979,482
New grants during the period (in shares) | shares	673,425	820,602
Forfeited during the period (in shares) | shares	(589,482)	(1,587,929)
Vested during the period (in shares) | shares	(1,487,906)	(2,466,374)
Ending Outstanding (in shares) | shares	2,341,818	3,745,781
Weighted Average Fair Value
Beginning Outstanding (in dollars per share) | $ / shares	$ 7.04	$ 6.72
New grants during the period (in dollars per share) | $ / shares	11.66	8.79
Forfeited during the period (in dollars per share) | $ / shares	7.98	7.11
Vested during the period (in dollars per share) | $ / shares	6.99	6.67
Ending Outstanding (in dollars per share) | $ / shares	$ 8.17	$ 7.04